Allianz Life Insurance Company of New York
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

April 8, 2016
Re:      Allianz Life Insurance Company of New York
Initial Filing on Form S-1
Registration Statement No. 333-
Dear Ms. Skeens:
Enclosed for filing please find an initial Registration Statement on Form S-1 (the "Initial Registration Statement"), which is filed pursuant to the Securities Act of 1933 ("1933 Act"). The Initial Registration Statement is a successor registration statement to an existing, effective registration statement filed on Form S-1 (File No. 333-192948, the "Prior Registration Statement"). The Initial Registration Statement and the Prior Registration Statement are filed to register an annuity called the Index Advantage variable annuity.
The purpose of the Initial Registration Statement is to register additional annuity Contracts for sale and to update the financial statements and other disclosures contained in the Prior Registration Statement.
Pursuant to Rule 429, the prospectus filed herewith as part of the Initial Registration Statement will be combined with the prospectus from the Prior Registration Statement, and the unsold registered Contracts from the Prior Registration Statement will be added to the Initial Registration Statement.
For the convenience of the staff in reviewing the Initial Registration Statement, a redline copy of the prospectus showing changes from the Prior Registration Statement  is being sent via email to the Office of Insurance Products of the Division of Investment Management. The redline reflects  all updates to the prospectus, previously filed by the Registrant on January 8, 2016, as post-effective amendment No. 4 to Form S-1 (File No. 333-192948).
If the Initial Registration Statement filed on Form S-1 for the above-referenced Registrant were eligible for filing pursuant to Securities Act Rule 485, then it would be eligible for filing under Rule 485(b), and there is no disclosure that would make it ineligible to become effective.
The prospectus for the product and a statement of additional information have also been filed on Form N-4 (File No. 333-192949) to register the variable, separate account component of the product.  This Form N-4 filing was initially declared effective on May 9, 2014. Pursuant to Rule 457(p) under the 1933 Act, all unsold securities from the Prior Registration Statement will be added to the Initial Registration Statement and the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of the Initial Registration Statement.
Included with the Initial Registration Statement are letters submitted by the Registrant and Allianz Life Financial Services, LLC, the Registrant's principal underwriter, requesting acceleration of the effective date of the Registration Statement to April 25, 2016. The Registrant and Allianz Life Financial Services, LLC are aware of their respective obligations under the 1933 Act.
Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years. Any disclosures and exhibits not filed herewith will be filed by a pre-effective amendment.
The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments do not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not use this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address and phone number included above.

Sincerely,
Allianz Life Insurance Company of New York

By:  /s/ Stewart D. Gregg
            Stewart D. Gregg